Collaborative Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Collaborative Arrangements
Schedule of recognized collaboration revenue

The Company recognized collaborative revenue under these arrangements as follows (in thousands):

	Nine months ended September 30,
Partner	2012	2013
Ono Pharmaceutical Co., Ltd.	$2,850	$3,868
Eli Lilly and Company	1,880	—
Other	79	—

Total	$4,809	$3,868

Under these arrangements, the Company recognized collaboration revenue as follows (in thousands):

	Year ended December 31,
Partner	2011	2012
Ono Pharmaceutical Co., Ltd.	$212	$6,088
Eli Lilly and Company	2,520	2,480
Ortho-McNeil-Janssen Pharmaceuticals	6,500	79

Collaboration revenue	$9,232	$8,647